Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)

Citigroup Global Markets, Inc.

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re: Exeter Automobile Receivables Trust 2018-1, Automobile Receivables Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “Stat Cut 12.4.2017.xlsx,” containing certain information related to 31,821 automobile loan contracts as of the close of business on December 4, 2017 (the “Cutoff Date”) provided by the Company on December 12, 2017 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loans” refers to automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

•	The term “Source Documents” refers to the following information sources provided by the Company: Sales Contract, Shaw Loan Operating System, Global Search imaging system (“Global Search System”), Customer Acquisition and Life Cycle Management System (“CALMS”), APLNContract within the Company’s data warehouse (“APLNContract”), and an electronic file containing information on 18 Selected Loans (Application Numbers: 3143748, 3147624, 3517922, 3481116, 3600828, 3607803, 3650585, 3695033, 3703327, 3664218, 3705381, 3868194, 3916207, 3902451, 3973399, 3987322, 4013347, and 3969055) which we were informed was extracted from the Company’s Origenate System (“Origenate Schedule”). For these 18 Selected Loans, the source information was stored in the Company’s Origenate System, which is no longer active and has been replaced by CALMS. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Title Certificate” refers to a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, and/or Notice of Lien Application provided to us by the Company.

•	The term “Application for Financing” refers to the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

A.	We performed the following procedures: We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.	For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract and Shaw Loan Operating System
Origination Date	Sales Contract and Shaw Loan Operating System
Monthly P&I Payment	Sales Contract or Shaw Loan Operating System
Original Amount Financed	Sales Contract and Shaw Loan Operating System
Original Term to Maturity	Sales Contract and Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract or Shaw Loan Operating System
Model Type (New/Used)	Sales Contract or CALMS or Origenate Schedule
Vehicle Model Year	Sales Contract or CALMS or Origenate Schedule
Vehicle Make	Sales Contract or CALMS or Origenate Schedule
Vehicle Model	Sales Contract or CALMS or Origenate Schedule
Borrower State (current)	Sales Contract or CALMS or Origenate Schedule
FICO Score	CALMS or Origenate Schedule or Shaw Loan Operating System or APLNContract
Custom Score	CALMS or Origenate Schedule or Shaw Loan Operating System or APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents noted above.

C.	For each Selected Loan, we compared the VIN listed in the Data File to the VIN listed on the Title Certificate and found such information to be in agreement. We make no representation as to the validity of the Title Certificate.

D.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

E.	For each Selected Loan, we were provided access to the Company’s CALMS and Global Search System and found that the underwriting overview screen capture had a credit approval notation.

For each Selected Loan, we were provided access to the Company’s CALMS and Global Search System and observed the existence of (i) an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and (ii) an electronic copy of an Application for Financing. For the purpose of procedure (ii), the Company informed us that the Application for Financing is not required to be dated.

For one Selected Loan (Application Number: 59747131), the borrower’s Last Name contained in the Application for Financing did not match. We brought this difference to the attention of the Company who informed us they did not consider it to be an exception because the spelling was sufficiently similar. We make no representation as to the enforceability of such security interest or the validity of such Application for Financing.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information indicated in the Data File or Provided Information, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

January 5, 2018

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	3143748	30	61610862	59	63206338
2	3147624	31	61661816	60	63248238
3	3517922	32	61690011	61	63254714
4	3481116	33	61626489	62	63137418
5	3600828	34	61924598	63	62996629
6	3607803	35	62064014	64	63235460
7	3650585	36	62290036	65	63252451
8	3695033	37	62323097	66	63314281
9	3703327	38	62217033	67	63276239
10	3664218	39	62459147	68	63334542
11	3705381	40	62717091	69	63180534
12	3868194	41	62853677	70	63277463
13	3916207	42	62838213	71	63325515
14	3902451	43	62529066	72	63358442
15	3973399	44	63031999	73	63372957
16	3987322	45	62964507	74	63182702
17	4013347	46	62790315	75	63281719
18	3969055	47	62911240	76	63321215
19	58149296	48	62947812	77	63368557
20	59721991	49	62986271	78	63120254
21	59747131	50	63144841	79	63274888
22	60526530	51	63038387	80	63338613
23	60523209	52	62925913	81	63025458
24	61208221	53	63046226	82	63373152
25	61332584	54	63085434	83	63314505
26	61104122	55	63136396	84	62865678
27	61266105	56	63064934	85	63402251
28	61413246	57	63088137	86	63457200
29	61417613	58	63183269	87	63465071

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Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	63465979	109	63610898	130	63601417
89	63495871	110	63605694	131	63890693
90	63137357	111	63641258	132	63896189
91	63264137	112	63733002	133	63973883
92	63394960	113	63700303	134	63862055
93	63498106	114	63815711	135	63819030
94	63473057	115	63480774	136	63967172
95	63489307	116	63729241	137	63926096
96	63495669	117	63741744	138	63929924
97	63511318	118	63391801	139	63996950
98	63561549	119	63780183	140	63998888
99	63564469	120	63862990	141	64014777
100	63617147	121	63540425	142	63785230
101	63406160	122	63837073	143	63953697
102	63413626	123	63656804	144	64021093
103	63566224	124	63903467	145	64060612
104	63566497	125	63822847	146	63861270
105	63582914	126	63560547	147	63863891
106	63574339	127	63874522	148	64039348
107	63588856	128	63899169	149	64005728
108	63590376	129	63918957	150	64038883

2